Leases (Schedule of Right to use asset) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance		₪ 2,866
Depreciation		2,164		₪ 1,911
Closing balance		4,088		2,866
US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation | $			$ 696
Closing balance | $	[1]		1,314
Consolidated Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance		5,930		5,013
Dispositions		(2,166)
Additions		3,569		917
Closing balance		7,333		5,930
Consolidated Cost [Member] | US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance | $			1,907
Dispositions | $			(698)
Additions | $			1,148
Closing balance | $			2,357
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance		3,064		1,153
Dispositions		(1,983)
Depreciation		2,164		1,911
Closing balance		3,245		3,064
Accumulated depreciation [Member] | US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance | $			985
Dispositions | $			(638)
Depreciation | $			696
Closing balance | $			1,043
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance		2,866
Closing balance		₪ 4,088		₪ 2,866
Net book value [Member] | US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Closing balance | $			$ 1,314

[1]	Convenience Translation into US Dollars.